Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Cash	$ 0	$ 0
Estimated useful life, operator's license	10 years	10 years
Plant and equipment
Property and Equipment
Estimated useful life, property and equipment	10 years	10 years
Leasehold improvements
Property and Equipment
Estimated useful life, property and equipment	20 years	20 years
Motor Vehicles
Property and Equipment
Estimated useful life, property and equipment	4 years	4 years
Computers
Property and Equipment
Estimated useful life, property and equipment	3 years	3 years
Furniture and fixtures
Property and Equipment
Estimated useful life, property and equipment	6 years	6 years